Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Summary of Other Operating Expenses

Other operating expenses at December 31 included the following:

	2014	2013
Directors’ fees	$152,275	$99,625
Stationery and supplies	141,429	150,280
Regulatory assessment and deposit insurance	293,014	274,897
Advertising	187,283	216,744
Postage and transportation	160,512	172,996
Other taxes	99,448	146,264
Service expense	521,904	428,850
Other	889,514	830,191

Total	$2,445,379	$2,319,847